Intangible Assets and Goodwill - Additional Information (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Recoverable value	R$ 1,709,000,000
Book value of property, plant and equipment and intangible assets	R$ 811,618,000
Weighted average cost of capital percentage	10.40%
Final value growth rate	4.00%
Percentage of increase in discount rate	6.30%
Impairment of assets and goodwill	R$ 0
Discounted cash flow [member]
Disclosure of detailed information about intangible assets [line items]
Description of cash flow estimated period	Discounted cash flows were drawn up over a ten-year period and carried forward in perpetuity without considering a real growth rate. Management understands the use of periods greater than five years in the preparation of discounted cash flows as it reflects the estimated time of use of the asset and business groups.
Intangible assets other than goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Capitalized borrowing costs	R$ 9,799,000	R$ 14,625,000
Weighted average interest rate used to capitalize borrowing costs	8.43%	11.48%